Note 6 - Employee Benefit Plans - Fair Value by Asset Category (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plan Disclosure [Line Items]
Total fair value	$ 168,104	$ 184,334	$ 176,958
Hecla Mining Company Retirement Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	79,380	109,396
Hecla Mining Company Retirement Plan [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	79,380	109,396
Hecla Mining Company Retirement Plan [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	136,321	157,402
Hecla Mining Company Retirement Plan [Member] | Interest-Bearing Deposits [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	568	2,699
Hecla Mining Company Retirement Plan [Member] | Interest-Bearing Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	568	2,699
Hecla Mining Company Retirement Plan [Member] | Common Stock [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	7	18,874
Hecla Mining Company Retirement Plan [Member] | Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	7	18,874
Hecla Mining Company Retirement Plan [Member] | Mutual Funds [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	78,805	87,823
Hecla Mining Company Retirement Plan [Member] | Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	78,805	87,823
Hecla Mining Company Retirement Plan [Member] | Real Estate Investments [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	18,585	16,318
Hecla Mining Company Retirement Plan [Member] | Real Estate Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	0	0
Hecla Mining Company Retirement Plan [Member] | Common Collective Funds [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	38,356	31,688
Hecla Mining Company Retirement Plan [Member] | Common Collective Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	0	0
Hecla Mining Company Retirement Plan [Member] | Investments Measured At Net Asset Value [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	56,941	48,006
Hecla Mining Company Retirement Plan [Member] | Investments Measured At Net Asset Value [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	0	0
Lucky Friday Pension Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	18,730	16,071
Lucky Friday Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	5,270
Lucky Friday Pension Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	7,783
Lucky Friday Pension Plan [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value		16,071
Lucky Friday Pension Plan [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	31,783	26,932
Lucky Friday Pension Plan [Member] | Interest-Bearing Deposits [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	156	123
Lucky Friday Pension Plan [Member] | Interest-Bearing Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	156	123
Lucky Friday Pension Plan [Member] | Common Stock [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value		2,932
Lucky Friday Pension Plan [Member] | Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value		2,932
Lucky Friday Pension Plan [Member] | Mutual Funds [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	18,574	13,016
Lucky Friday Pension Plan [Member] | Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	18,574	13,016
Lucky Friday Pension Plan [Member] | Real Estate Investments [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	4,348	3,698
Lucky Friday Pension Plan [Member] | Real Estate Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	4,348
Lucky Friday Pension Plan [Member] | Common Collective Funds [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	8,705	7,163
Lucky Friday Pension Plan [Member] | Common Collective Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	5,270
Lucky Friday Pension Plan [Member] | Common Collective Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	3,435
Lucky Friday Pension Plan [Member] | Investments Measured At Net Asset Value [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	18,730	$ 10,861
Lucky Friday Pension Plan [Member] | Investments Measured At Net Asset Value [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	5,270
Lucky Friday Pension Plan [Member] | Investments Measured At Net Asset Value [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	7,783
Lucky Friday Pension Plan [Member] | Investments Measured At Net Asset Value [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Defined Contribution Plan Disclosure [Line Items]
Total fair value	$ 13,053